Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) USD-Boe USD-Barrel USD-Mcf	Dec. 31, 2018 MXN ($) USD-Boe USD-Barrel USD-Mcf	Dec. 31, 2017 MXN ($) USD-Boe USD-Barrel USD-Mcf
Disclosure of detailed information about property, plant and equipment [line items]
Revenues from sale of oil and gas	$ 762,102,939	$ 910,433,244	$ 762,637,362
Hydrocarbon duties	343,242,436	443,491,451	375,156,405
Production costs (excluding taxes)	275,090,795	273,695,691	248,957,950
Other revenue and expenses	(6,910,320)	(10,109,114)	(3,954,222)
Exploration expenses	90,258,519	13,048,078	6,562,463
Depreciation, depletion, amortization and accretion	222,651,461	28,845,604	240,672,906
Total production costs	924,332,890	766,877,047	875,826,472
Results of operations for oil and gas producing activities	$ (162,229,951)	$ 143,556,198	$ (113,189,111)
Oil Equivalent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Boe	43.52	50.89	38.63
Crude oil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Barrel	57.13	62.99	48.71
Natural gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Mcf	3.55	5.57	4.32